Consolidated Balance Sheets [Parenthetical] (USD $)	Sep. 30, 2014	Dec. 31, 2013
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01
Common Stock, Shares Authorized (in shares)	50,000,000
Common Stock, Shares, Issued (in shares)	3,782,629
Common Stock, Shares, Outstanding (in shares)	3,782,629
Pro Forma [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.01
Common Stock, Shares Authorized (in shares)		50,000,000
Common Stock, Shares, Issued (in shares)		2,791,354
Common Stock, Shares, Outstanding (in shares)		2,791,354